UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices) (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock Lifestyle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

9.30.2011

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2011 (Unaudited)
(showing percentage of total net assets)

Lifestyle Aggressive Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%
EQUITY - 97.69%

John Hancock Funds II (G) - 86.47%
All Cap Core, Class NAV (QS Investors)	10,653,938	$82,461,481
All Cap Value, Class NAV (Lord Abbett)	8,156,549	79,444,784
Alpha Opportunities, Class NAV
(Wellington)	19,647,883	194,317,559
Blue Chip Growth, Class NAV (T. Rowe
Price)	11,895,298	223,988,469
Capital Appreciation, Class NAV
(Jennison)	17,479,166	184,929,576
Capital Appreciation Value, Class NAV
(T.Rowe Price) (I)	9,343,553	86,521,303
Emerging Markets, Class NAV (DFA)	32,390,628	286,009,243
Equity-Income, Class NAV (T. Rowe
Price)	13,044,965	163,714,307
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	6,248,462	51,362,362
Fundamental Value, Class NAV (Davis)	12,570,399	164,420,818
Global Real Estate, Class NAV (Deutsche)	7,531,104	48,048,441
Health Sciences, Class NAV (T. Rowe
Price) (I)	825,000	8,250,000
Heritage, Class NAV (American Century)	2,990,099	23,860,987
Index 500, Class NAV (John Hancock2)
(A)	11,411,693	96,428,808
International Equity Index, Class NAV
(SSgA)	1,121,260	16,291,912
International Growth Stock, Class NAV
(Invesco)	4,422,733	42,148,648
International Opportunities, Class NAV
(Marsico)	5,753,879	64,443,442
International Small Cap, Class NAV
(Franklin)	2,501,273	32,716,649
International Small Company, Class NAV
(DFA)	4,543,062	32,619,187
International Value, Class NAV (Franklin)	10,357,920	126,884,525
Large Cap, Class NAV (UBS)	2,975,362	33,800,109
Mid Cap Index, Class NAV (John
Hancock2) (A)	3,889,749	66,047,937
Mid Cap Stock, Class NAV (Wellington)
(I)	4,287,917	65,090,578
Mid Cap Value Equity, Class NAV
(Columbia)	1,949,096	15,924,110
Mid Value, Class NAV (T. Rowe Price)	3,929,362	50,060,078
Mutual Shares, Class NAV (Franklin)	6,529,771	62,555,210
Natural Resources, Class NAV
(Wellington)	5,393,530	93,847,417
Optimized Value, Class NAV (John
Hancock2) (A)	1,195,633	12,446,535
Real Estate Equity, Class NAV (T. Rowe
Price)	2,198,917	16,008,117
Redwood, Class NAV (RCM) (I)	825,000	8,085,000
Small Cap Growth, Class NAV
(Wellington)	1,961,079	18,022,319
Small Cap Index, Class NAV (John
Hancock2) (A)	1,035,140	11,469,352
Small Cap Opportunities, Class NAV
(Invesco/DFA) (I)	1,268,527	22,440,237
Small Cap Value, Class NAV (Wellington)	1,635,466	23,076,431
Small Company Growth, Class NAV
(Invesco) (I)	1,378,507	16,225,026

Small Company Value, Class NAV (T.
Rowe Price)	1,192,900	$25,921,722
Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	1,686,945	16,093,456
Technical Opportunities, Class NAV
(Wellington) (I)	7,589,753	74,379,581
U.S. Equity, Class NAV (GMO)	15,211,395	143,291,339
Value & Restructuring, Class NAV
(Columbia)	4,894,750	45,031,703
Value, Class NAV (Invesco)	2,912,367	24,784,242

John Hancock Funds III (G) - 9.89%
Disciplined Value, Class NAV (Robeco)	5,526,519	61,897,012
Global Shareholder Yield, Class NAV
(Epoch)	4,058,374	35,470,189
International Core, Class NAV (GMO)	4,610,373	116,550,235
Rainier Growth, Class NAV (Rainier)	6,104,072	112,437,013

John Hancock Investment Trust (G) - 1.33%
Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	4,746,229	43,950,077

OTHER - 2.31%

John Hancock Funds II (G) - 2.31%
Currency Strategies, Class NAV (First

Quadrant) (I)	8,090,405	76,130,715

Total Investments (Lifestyle Aggressive Portfolio) (Cost
$3,253,364,211) - 100.00%		$3,299,898,241

Other assets and liabilities, net - 0.00%		31,915

TOTAL NET ASSETS - 100.00%		$3,299,930,156

Percentages are based upon net assets.

1

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2011 (Unaudited)
(showing percentage of total net assets)

Lifestyle Growth Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%
EQUITY – 81.56%

John Hancock Funds II (G) - 72.82%
All Cap Core, Class NAV (QS Investors)	31,218,545	$241,631,539
All Cap Value, Class NAV (Lord Abbett)	19,058,278	185,627,629
Alpha Opportunities, Class NAV
(Wellington)	54,041,495	534,470,388
Blue Chip Growth, Class NAV (T. Rowe
Price)	28,819,849	542,677,756
Capital Appreciation, Class NAV
(Jennison)	41,712,761	441,321,014
Capital Appreciation Value, Class NAV
(T.Rowe Price) (I)	26,179,594	242,423,036
Emerging Markets, Class NAV (DFA)	73,324,040	647,451,274
Equity-Income, Class NAV (T. Rowe
Price)	30,673,249	384,949,272
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	14,710,947	120,923,985
Fundamental Value, Class NAV (Davis)	35,619,395	465,901,685
Global Real Estate, Class NAV (Deutsche)	22,541,774	143,816,520
Health Sciences, Class NAV (T. Rowe
Price) (I)	2,500,000	25,000,000
Heritage, Class NAV (American Century)	6,338,472	50,581,008
Index 500, Class NAV (John Hancock2)
(A)	56,192,122	474,823,429
International Equity Index, Class NAV
(SSgA)	2,536,544	36,855,983
International Growth Stock, Class NAV
(Invesco)	11,514,016	109,728,570
International Opportunities, Class NAV
(Marsico)	13,881,569	155,473,570
International Small Cap, Class NAV
(Franklin)	4,802,129	62,811,844
International Small Company, Class NAV
(DFA)	8,712,515	62,555,856
International Value, Class NAV (Franklin)	25,273,686	309,602,656
Large Cap, Class NAV (UBS)	8,512,199	96,698,584
Mid Cap Index, Class NAV (John
Hancock2) (A)	15,784,450	268,019,964
Mid Cap Stock, Class NAV (Wellington)
(I)	9,267,108	140,674,702
Mid Cap Value Equity, Class NAV
(Columbia)	4,195,651	34,278,472
Mid Value, Class NAV (T. Rowe Price)	8,229,719	104,846,618
Mutual Shares, Class NAV (Franklin)	15,463,687	148,142,119
Natural Resources, Class NAV
(Wellington)	12,601,364	219,263,729
Optimized Value, Class NAV (John
Hancock2) (A)	2,749,520	28,622,504
Real Estate Equity, Class NAV (T. Rowe
Price)	6,181,194	44,999,093
Redwood, Class NAV (RCM) (I)	2,500,000	24,500,000
Small Cap Growth, Class NAV
(Wellington)	4,629,739	42,547,297
Small Cap Opportunities, Class NAV
(Invesco/DFA) (I)	2,155,477	38,130,382
Small Cap Value, Class NAV (Wellington)	3,499,575	49,379,004
Small Company Growth, Class NAV
(Invesco) (I)	3,153,331	37,114,703
Small Company Value, Class NAV (T.
Rowe Price)	3,054,457	66,373,360

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	3,840,416	$36,637,566
Technical Opportunities, Class NAV
(Wellington) (I)	21,789,170	213,533,863
U.S. Equity, Class NAV (GMO)	44,459,963	418,812,850
Value & Restructuring, Class NAV
(Columbia)	11,507,862	105,872,331
Value, Class NAV (Invesco)	6,060,772	51,577,168

John Hancock Funds III (G) - 7.97%
Disciplined Value, Class NAV (Robeco)	13,205,035	147,896,398
Global Shareholder Yield, Class NAV
(Epoch)	11,608,526	101,458,519
International Core, Class NAV (GMO)	11,559,076	292,213,434
Rainier Growth, Class NAV (Rainier)	14,595,284	268,845,123

John Hancock Investment Trust (G) - 0.77%
Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	8,406,784	77,846,822

FIXED INCOME - 15.96%

John Hancock Funds II (G) - 15.96%
Active Bond, Class NAV (John Hancock[1]
(A) /Declaration)	8,793,801	88,905,327
Floating Rate Income, Class NAV
(WAMCO)	29,170,294	263,116,055
Global Bond, Class NAV (PIMCO)	5,033,885	65,591,518
Global High Yield, Class NAV (Stone
Harbor)	7,193,408	70,495,394
High Income, Class NAV (John Hancock1)
(A)	14,317,513	96,213,684
High Yield, Class NAV (WAMCO)	13,543,893	110,924,483
Multi Sector Bond, Class NAV (Stone
Harbor)	15,157,734	149,000,529
Real Return Bond, Class NAV (PIMCO)	3,954,739	50,581,110
Spectrum Income, Class NAV (T. Rowe
Price)	14,626,166	149,771,941
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	21,564,183	219,954,668
Total Return, Class NAV (PIMCO)	18,829,008	258,145,694
U.S. High Yield Bond, Class NAV (Wells
Capital)	8,415,137	101,065,793

OTHER - 2.48%

John Hancock Funds II (G) - 2.48%
Currency Strategies, Class NAV (First
Quadrant) (I)	26,845,592	252,617,022

Total Investments (Lifestyle Growth Portfolio) (Cost
$10,013,409,182) - 100.00%		$10,173,294,837

Other assets and liabilities, net - 0.00%		110,890

TOTAL NET ASSETS - 100.00%		$10,173,405,727

Percentages are based upon net assets.

2

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2011 (Unaudited)
(showing percentage of total net assets)

Lifestyle Balanced Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 99.99%
EQUITY - 56.06%

John Hancock Funds II (G) - 51.89%
All Cap Core, Class NAV (QS Investors)	25,360,568	$196,290,799
All Cap Value, Class NAV (Lord Abbett)	13,867,203	135,066,556
Alpha Opportunities, Class NAV
(Wellington)	41,367,288	409,122,476
Blue Chip Growth, Class NAV (T. Rowe
Price)	20,942,853	394,353,929
Capital Appreciation, Class NAV
(Jennison)	30,064,158	318,078,789
Capital Appreciation Value, Class NAV
(T.Rowe Price) (I)	23,460,143	217,240,921
Emerging Markets, Class NAV (DFA)	45,921,533	405,487,139
Equity-Income, Class NAV (T. Rowe
Price)	22,666,704	284,467,132
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	11,143,911	91,602,952
Fundamental Value, Class NAV (Davis)	27,636,932	361,491,069
Global Real Estate, Class NAV (Deutsche)	19,537,006	124,646,099
Health Sciences, Class NAV (T. Rowe
Price) (I)	2,750,000	27,500,000
Heritage, Class NAV (American Century)	6,302,627	50,294,960
Index 500, Class NAV (John Hancock2)
(A)	42,149,275	356,161,373
International Equity Index, Class NAV
(SSgA)	1,796,094	26,097,252
International Growth Stock, Class NAV
(Invesco)	9,142,499	87,128,020
International Opportunities, Class NAV
(Marsico)	7,953,495	89,079,144
International Small Cap, Class NAV
(Franklin)	2,828,720	36,999,659
International Small Company, Class NAV
(DFA)	5,167,750	37,104,447
International Value, Class NAV (Franklin)	17,933,267	219,682,524
Large Cap, Class NAV (UBS)	6,614,621	75,142,090
Mid Cap Index, Class NAV (John
Hancock2) (A)	3,943,656	66,963,281
Mid Cap Stock, Class NAV (Wellington)
(I)	9,815,170	148,994,273
Mid Cap Value Equity, Class NAV
(Columbia)	6,018,115	49,167,997
Mid Value, Class NAV (T. Rowe Price)	8,015,812	102,121,449
Mutual Shares, Class NAV (Franklin)	11,562,969	110,773,241
Natural Resources, Class NAV
(Wellington)	9,210,006	160,254,101
Optimized Value, Class NAV (John
Hancock2) (A)	1,970,451	20,512,391
Real Estate Equity, Class NAV (T. Rowe
Price)	6,575,319	47,868,322
Redwood, Class NAV (RCM) (I)	2,750,000	26,950,000
Small Cap Growth, Class NAV
(Wellington)	4,356,985	40,040,693
Small Cap Opportunities, Class NAV
(Invesco/DFA) (I)	1,354,538	23,961,776
Small Cap Value, Class NAV (Wellington)	2,876,836	40,592,149
Small Company Growth, Class NAV
(Invesco) (I)	2,547,070	29,979,009
Small Company Value, Class NAV (T.
Rowe Price)	2,698,562	58,639,749

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	3,036,202	$28,965,367
Technical Opportunities, Class NAV
(Wellington) (I)	16,988,621	166,488,481
U.S. Equity, Class NAV (GMO)	34,725,661	327,115,729
Value, Class NAV (Invesco)	5,888,862	50,114,219
Value & Restructuring, Class NAV
(Columbia)	8,202,101	75,459,331

John Hancock Funds III (G) - 5.68%
Disciplined Value, Class NAV (Robeco)	9,746,685	109,162,871
Global Shareholder Yield, Class NAV
(Epoch)	10,968,360	95,863,467
International Core, Class NAV (GMO)	8,131,776	205,571,291
Rainier Growth, Class NAV (Rainier)	10,480,485	193,050,528

John Hancock Investment Trust (G) - 0.49%
Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	5,678,743	52,585,162

FIXED INCOME - 39.49%

John Hancock Funds II (G) - 39.49%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	43,914,140	443,971,956
Core Bond, Class NAV (Wells Capital)	14,711,657	195,959,273
Floating Rate Income, Class NAV
(WAMCO)	61,930,159	558,610,030
Global Bond, Class NAV (PIMCO)	26,531,543	345,706,004
Global High Yield, Class NAV (Stone
Harbor)	12,887,663	126,299,101
High Income, Class NAV (John Hancock1)
(A)	20,686,903	139,015,985
High Yield, Class NAV (WAMCO)	24,317,029	199,156,467
Investment Quality Bond, Class NAV
(Wellington)	6,773,839	85,079,419
Multi Sector Bond, Class NAV (Stone
Harbor)	40,385,513	396,989,596
Real Return Bond, Class NAV (PIMCO)	16,375,526	209,442,981
Spectrum Income, Class NAV (T. Rowe
Price)	38,848,507	397,808,711
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	43,677,427	445,509,752
Total Return, Class NAV (PIMCO)	35,945,748	492,816,206
U.S. High Yield Bond, Class NAV (Wells
Capital)	13,612,634	163,487,731

OTHER - 2.44%

John Hancock Funds II (G) - 2.44%
Currency Strategies, Class NAV (First

Quadrant) (I)	27,564,674	259,383,585

Total Investments (Lifestyle Balanced Portfolio) (Cost
$10,212,498,252) - 99.99%		$10,633,469,004

Other assets and liabilities, net - 0.01%		1,054,811

TOTAL NET ASSETS - 100.00%		$10,634,523,815

Percentages are based upon net assets.

3

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2011 (Unaudited)
(showing percentage of total net assets)

Lifestyle Moderate Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 99.97%

EQUITY – 36.00%

John Hancock Funds II (G) - 31.57%
All Cap Value, Class NAV (Lord Abbett)	2,190,169	$21,332,246
Alpha Opportunities, Class NAV
(Wellington)	9,011,085	89,119,631
Blue Chip Growth, Class NAV (T. Rowe
Price)	7,495,291	141,136,324
Capital Appreciation, Class NAV
(Jennison)	4,044,478	42,790,578
Capital Appreciation Value, Class NAV
(T.Rowe Price) (I)	10,303,714	95,412,390
Emerging Markets, Class NAV (DFA)	7,647,473	67,527,182
Equity-Income, Class NAV (T. Rowe
Price)	8,886,110	111,520,679
Fundamental Value, Class NAV (Davis)	6,148,807	80,426,400
Global Real Estate, Class NAV (Deutsche)	4,840,209	30,880,531
Index 500, Class NAV (John Hancock2)
(A)	7,071,181	59,751,479
International Growth Stock, Class NAV
(Invesco)	2,024,840	19,296,727
International Opportunities, Class NAV
(Marsico)	1,197,482	13,411,803
International Small Cap, Class NAV
(Franklin)	599,708	7,844,175
International Small Company, Class NAV
(DFA)	1,097,743	7,881,794
International Value, Class NAV (Franklin)	2,989,100	36,616,472
Mid Cap Stock, Class NAV (Wellington)
(I)	2,723,290	41,339,549
Mid Value, Class NAV (T. Rowe Price)	3,295,650	41,986,580
Natural Resources, Class NAV
(Wellington)	1,680,890	29,247,479
Real Estate Equity, Class NAV (T. Rowe
Price)	2,195,622	15,984,128
Redwood, Class NAV (RCM) (I)	931,895	9,132,572
Small Cap Growth, Class NAV
(Wellington)	1,084,490	9,966,466
Small Cap Value, Class NAV (Wellington)	584,558	8,248,118
Small Company Growth, Class NAV
(Invesco) (I)	417,380	4,912,566
Small Company Value, Class NAV (T.
Rowe Price)	529,120	11,497,776
Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	542,648	5,176,862
U.S. Equity, Class NAV (GMO)	10,144,927	95,565,215
Value & Restructuring, Class NAV
(Columbia)	1,169,760	10,761,791

John Hancock Funds III (G) - 4.43%
Global Shareholder Yield, Class NAV
(Epoch)	11,196,544	97,857,796
International Core, Class NAV (GMO)	1,154,060	29,174,645
Rainier Growth, Class NAV (Rainier)	1,543,593	28,432,975

FIXED INCOME - 61.53%

John Hancock Funds II (G) - 61.53%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	25,572,876	258,541,777
Core Bond, Class NAV (Wells Capital)	14,037,770	186,983,101
Floating Rate Income, Class NAV
(WAMCO)	29,795,678	268,757,012
Global Bond, Class NAV (PIMCO)	9,949,836	129,646,363

Global High Yield, Class NAV (Stone
Harbor)	5,258,722	$51,535,471
High Income, Class NAV (John Hancock1)
(A)	6,920,181	46,503,616
High Yield, Class NAV (WAMCO)	10,157,096	83,186,615
Investment Quality Bond, Class NAV
(Wellington)	9,774,417	122,766,682
Multi Sector Bond, Class NAV (Stone
Harbor)	17,310,077	170,158,054
Real Return Bond, Class NAV (PIMCO)	7,253,115	92,767,337
Spectrum Income, Class NAV (T. Rowe
Price)	16,687,238	170,877,315
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	17,963,434	183,227,029
Total Bond Market, Class NAV
(Declaration) (A)	3,443,036	36,496,182
Total Return, Class NAV (PIMCO)	21,222,778	290,964,293
U.S. High Yield Bond, Class NAV (Wells
Capital)	5,718,513	68,679,336

OTHER - 2.44%

John Hancock Funds II (G) - 2.44%
Currency Strategies, Class NAV (First
Quadrant) (I)	9,113,808	85,760,931

Total Investments (Lifestyle Moderate Portfolio) (Cost
$3,421,912,701) - 99.97%		$3,511,084,043

Other assets and liabilities, net - 0.03%		1,020,544

TOTAL NET ASSETS - 100.00%		$3,512,104,587

Percentages are based upon net assets.

4

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2011 (Unaudited)
(showing percentage of total net assets)

Lifestyle Conservative Portfolio

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 99.99%

EQUITY - 19.62%

John Hancock Funds II (G) - 16.68%
All Cap Value, Class NAV (Lord Abbett)	1,391,028	$13,548,613
Blue Chip Growth, Class NAV (T. Rowe
Price)	4,693,498	88,378,568
Capital Appreciation Value, Class NAV
(T.Rowe Price) (I)	5,800,604	53,713,595
Emerging Markets, Class NAV (DFA)	1,697,352	14,987,620
Equity-Income, Class NAV (T. Rowe
Price)	5,732,467	71,942,464
Fundamental Value, Class NAV (Davis)	4,611,565	60,319,272
Global Real Estate, Class NAV (Deutsche)	3,488,251	22,255,044
Index 500, Class NAV (John Hancock2)
(A)	4,322,743	36,527,177
International Value, Class NAV (Franklin)	946,166	11,590,532
Mid Cap Stock, Class NAV (Wellington)
(I)	979,394	14,867,196
Mid Value, Class NAV (T. Rowe Price)	1,173,877	14,955,190
Natural Resources, Class NAV
(Wellington)	1,288,241	22,415,398
Real Estate Equity, Class NAV (T. Rowe
Price)	2,034,426	14,810,623
Redwood, Class NAV (RCM) (I)	775,000	7,595,000
Small Cap Growth, Class NAV
(Wellington)	815,830	7,497,478
Small Company Value, Class NAV (T.
Rowe Price)	342,722	7,447,346
U.S. Equity, Class NAV (GMO)	5,872,913	55,322,839
John Hancock Funds III (G) - 2.94%
Global Shareholder Yield, Class NAV
(Epoch)	9,158,327	80,043,774
International Core, Class NAV (GMO)	449,670	11,367,667

FIXED INCOME - 78.03%

John Hancock Funds II (G) - 78.03%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	27,863,456	281,699,539
Core Bond, Class NAV (Wells Capital)	13,134,404	174,950,261
Floating Rate Income, Class NAV
(WAMCO)	31,131,415	280,805,365
Global Bond, Class NAV (PIMCO)	10,315,323	134,408,656
Global High Yield, Class NAV (Stone
Harbor)	4,861,615	47,643,827
High Income, Class NAV (John Hancock1)
(A)	5,758,450	38,696,783
High Yield, Class NAV (WAMCO)	9,258,525	75,827,321
Investment Quality Bond, Class NAV
(Wellington)	14,049,577	176,462,693
Multi Sector Bond, Class NAV (Stone
Harbor)	16,207,128	159,316,068
Real Return Bond, Class NAV (PIMCO)	9,267,630	118,532,982
Short Term Government Income, Class
NAV (John Hancock1) (A)	13,834,540	139,313,821
Spectrum Income, Class NAV (T. Rowe
Price)	15,462,886	158,339,955
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	18,070,974	184,323,932
Total Bond Market, Class NAV
(Declaration) (A)	9,136,316	96,844,949
Total Return, Class NAV (PIMCO)	21,424,058	293,723,840

U.S. High Yield Bond, Class NAV (Wells
Capital)	5,267,262	$63,259,816

OTHER - 2.33%

John Hancock Funds II (G) - 2.33%
Currency Strategies, Class NAV (First
Quadrant) (I)	7,693,665	72,397,391

Total Investments (Lifestyle Conservative Portfolio) (Cost
$3,023,893,248) - 99.99%		$3,106,132,595

Other assets and liabilities, net - 0.01%		436,366

TOTAL NET ASSETS - 100.00%		$3,106,568,961

Percentages are based upon net assets.

(A) The subadviser is an affiliate of the adviser.
(G) The underlying fund's subadviser is shown parenthetically.
(I) Non-income producing.
(1)Manulife Asset Management (US) LLC is doing business as John Hancock Asset
Management.
(2)Manulife Asset Management (North America) Limited is doing business as John
Hancock Asset Management.

5

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2011 (Unaudited)
(showing percentage of total net assets)

Investment Companies
Underlying Funds' Investment Managers

American Century Asset Management, Inc.	(American Century)
Columbia Management Investment Advisers, LLC	(Columbia)
Davis Selected Advisers, L.P.	(Davis)
Declaration Management & Research LLC	(Declaration)
Deutsche Asset Management	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant L.P.	(First Quadrant)

Franklin Mutual Advisors
Franklin Templeton Investment Corp.	(Franklin)
Templeton Investment Counsel, LLC

Frontier Capital Management Company, LLC	(Frontier)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management*	(John Hancock)
Lord Abbett	(Lord Abbett)
Marsico Capital Management, LLC	(Marsico)
Pacific Investment Management Company LLC	(PIMCO)
Perimeter Capital Management LLC	(Perimeter)
QS Investors	(QS Investors)
Rainier Investment Management, Inc.	(Rainier)
Robeco Investment Management, Inc.	(Robecco)
Rosenberg Capital Management	(RCM)
SSgA Funds Management, Inc.	(SSgA)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
UBS Global Asset Management (Americas) Inc.	(UBS)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

* Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

6

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - September 30, 2011 (Unaudited)
(showing percentage of total net assets)

Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The John Hancock Lifestyle Portfolios (the Portfolios) use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, all investments for the Portfolios are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine months ended September 30, 2011, there were no significant transfers in or out of Level 1 assets.

Investments by the Portfolios in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day.

Cost of Investment Securities for Federal Income Tax Purposes

The tax cost of investments owned on September 30, 2011, was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Lifestyle Aggressive	$3,393,216,253	$39,037,474	($132,355,486)	($93,318,012)
Lifestyle Growth	10,413,186,634	127,602,968	(367,494,765)	(239,891,797)
Lifestyle Balanced	10,648,728,908	174,416,633	(189,676,537)	(15,259,904)
Lifestyle Moderate	3,496,084,454	100,639,948	(85,640,359)	14,999,589
Lifestyle Conservative	3,083,522,379	61,705,942	(39,095,726)	22,610,216

For additional information on the Portfolios' significant accounting policies, please refer to the Portfolios’ most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.

LS0Q3 9/11
11/11

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Lifestyle Portfolios

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: November 18, 2011

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 18, 2011